Guarantee liabilities and risk assurance liabilities	12 Months Ended
Dec. 31, 2022
Guarantee liabilities and risk assurance liabilities
Guarantee liabilities and risk assurance liabilities

13. Guarantee liabilities and risk assurance liabilities

13.1 Guarantee liabilities

The movements of guarantee liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	11,697,633	885,303	128,357
Fair value of guarantee liabilities upon the inception of new loans	5,604,145	—	—
Collections	36,593,107	36,235,652	5,253,675
Change in fair value of guarantee liabilities	(53,009,582)	(37,120,955)	(5,382,032)
Balance at end of the year	885,303	—	—

As of December 31, 2021 and 2022, the maximum potential undiscounted future payment the Company would be required to make was RMB 37 million and RMB nil (US$ nil), respectively.

13. Guarantee liabilities and risk assurance liabilities - continued

13.2 Risk assurance liabilities

The movements of risk assurance liabilities are as follows:

	As of December 31,
	2021			2022
	Contingent	Non-contingent	Total	Contingent	Non-contingent	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	15,766,928	3,934,761	19,701,689	—	—	—	—
Recognized as guarantee income	—	(3,934,761)	(3,934,761)	—	—	—	—
Collections	132,825,675	—	132,825,675	66,870,069	—	66,870,069	9,695,249
Change in fair value of risk assurance liabilities	(148,592,603)	—	(148,592,603)	(66,870,069)	—	(66,870,069)	(9,695,249)
Balance at end of the year	—	—	—	—	—	—	—

As of December 31, 2021 and 2022, the maximum potential undiscounted future payment that the Company would be required to make was RMB nil. The risk assurance liability has expired as of December 31, 2021.